The net income (loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Numerator:
Net income (loss) available to common shareholders			$ (2,566,574)	$ 1,100,073	$ 1,187,176	$ (3,879,846)
Weighted average shares – basic
Net income (loss) per share – basic	$ (0.80)	$ 1.03	$ (1.90)	$ 3.36	$ 1.09	$ (44.83)
Effect of common stock equivalents
Add: interest expense on convertible debt			$ 19,247	$ 44,110	$ 259,086	$ 454,765
Add: amortization of debt discount			130,139	67,357	326,238	800,149
Less: gain on settlement of debt on convertible notes			41,249	2,845,742	(4,835,429)	(67,623)
Add (Less): loss (gain) on change of derivative liabilities			76,444	939,873	845,586	180,552
Net income (loss) adjusted for common stock equivalents			(2,381,993)	(694,329)	(2,217,343)	(2,512,003)
Dilutive effect of common stock equivalents:
Warrants				$ 144,158	$ 404,173
Denominator:
Weighted average shares – diluted	3,198,658	5,268,957	2,572,772	4,999,009	6,070,030	86,542
Net income (loss) per share – diluted	$ (0.80)	$ (0.13)	$ (1.90)	$ (0.13)	$ (0.37)	$ (44.83)
Warrant [Member]
Dilutive effect of common stock equivalents:
Warrants				$ 950,001	$ 950,000
Convertible Class C Preferred Shares [Member]
Dilutive effect of common stock equivalents:
Warrants				$ 3,107,724	$ 3,631,533